Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Component of Other Comprehensive income (Loss) Related to Retirement Plan and Post-retirement Benefit Plan
The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2022 and 2021, respectively:

(dollars in thousands)	December 31, 2022
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$4,869	$3,397	$8,266
Amortization of net actuarial gain	-	1,008	1,008
Amortization of prior service credit	-	313	313
Total	$4,869	$4,718	$9,587

	December 31, 2021
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(7,439)	$(3,469)	$(10,908)
Prior service cost	-	611	611
Amortization of net actuarial gain	-	674	674
Amortization of prior service cost	-	(405)	(405)
Total	$(7,439)	$(2,589)	$(10,028)

Asset Allocation of Pension and Postretirement Benefit Plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2022	2021	2022	2021
Debt Securities	30%	33%	29%	32%
Equity Securities	59	62	57	63
Other	11	5	14	5
Total	100%	100%	100%	100%

Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy
The fair value of the plan assets at December 31, 2022 and 2021, by asset category, is as follows:

		Fair Value Measurements at December 31, 2022 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$5,734	$5,734	$-	$-
Equity mutual funds	30,972	30,972	-	-
U.S. government sponsored enterprises	15,423	-	15,423	-
Fixed income mutual funds	544	544	-	-

Total Plan Assets	$52,673	$37,250	$15,423	$-

		Fair Value Measurements at December 31, 2022 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,945	$3,945	$-	$-
Equity mutual funds	16,646	16,646	-	-
U.S. government sponsored enterprises	8,397	-	8,397	-

Total Plan Assets	$28,988	$20,591	$8,397	$-

		Fair Value Measurements at December 31, 2021 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,075	$3,075	$-	$-
Equity mutual funds	39,249	39,249	-	-
U.S. government sponsored enterprises	17,032	-	17,032	-
Corporate bonds	3,041	-	3,041	-
Fixed income mutual funds	669	669	-	-

Total Plan Assets	$63,066	$42,993	$20,073	$-

		Fair Value Measurements at December 31, 2021 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$1,600	$1,600	$-	$-
Equity mutual funds	21,005	21,005	-	-
U.S. government sponsored enterprises	8,712	-	8,712	-
Corporate bonds	2,027	-	2,027	-

Total Plan Assets	$33,344	$22,605	$10,739	$-

Summary of the Status of Stock Option Plans
Under the 2019 Equity Incentive Plan, the exercise price of each option may not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten-percent shareholder the option price may not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.  A summary of the status of TrustCo’s stock option awards as of December 31, 2022 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2022	90,311	$34.38
New options awarded - 2022	-	-
Expired options - 2022	(1,000)	25.85
Options forfeited - 2022	-	-
Exercised options - 2022	(12,458)	34.47
Balance, December 31, 2022	76,853	$34.48	1.83 years

Exercisable Options

Balance, December 31, 2022	76,853	$34.48	1.83 years

Restricted Share Units	Restricted share units
Outstanding Units
Balance, December 31, 2021	82,632
New awards granted	43,072
Forfeited awards	(1,865)
Awards settled	(40,611)
Balance, December 31, 2022	83,228

Performance Share Units
Performance share units

Performance share units
Outstanding Units
Balance, December 31, 2021	145,115
New awards granted	38,255
Forfeited awards	(9,365)
Awards settled	(18,372)
Balance, December 31, 2022	155,633

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2022 and 2021:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2022	2021

Projected benefit obligation at beginning of year	$30,905	$33,504
Interest cost	888	856
Benefit payments and expected expenses	(1,823)	(2,142)
Net actuarial (gain) loss	(6,928)	(1,313)

Projected benefit obligation at end of year	$23,042	$30,905

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)	December 31,
	2022	2021
Fair value of plan assets at beginning of year	$33,344	$29,126
Actual (loss) gain on plan assets	(4,341)	4,243
Company contributions	57	55
Benefits paid and actual expenses	(72)	(80)
Fair value of plan assets at end of year	28,988	33,344

Funded status at end of year	$24,095	$26,328

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)	Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:
	December 31,
	2022	2021
Net actuarial loss (gain)	$1,170	$(6,038)

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

	For the years ended December 31,
(dollars in thousands)	2022	2021	2020

Service cost	$-	$-	$37
Interest cost	888	856	1,076
Expected return on plan assets	(3,227)	(2,846)	(3,020)
Net periodic pension credit	(2,339)	(1,990)	(1,907)

Net actuarial loss (gain) included in other comprehensive income (loss)	4,869	(7,439)	(386)
Total recognized in other comprehensive income (loss)	4,869	(7,439)	(386)

Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	$2,530	$(9,429)	$(2,293)

Estimated Future Benefit Payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2023	$1,686
2024	1,705
2025	1,721
2026	1,741
2027	1,738
2028 - 2032	8,824

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2022	2021	2020
Discount rate	5.44%	2.96%	2.65%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2022	2021	2020
Discount rate	2.96%	2.65%	3.56%
Expected long-term rate of return on assets, net of tax	4.00	4.00	4.50

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
Change in Accumulated Benefit Obligation:

(dollars in thousands)	December 31,
	2022	2021
Accumulated benefit obligation at beginning of year	$7,016	$6,609
Service cost	18	75
Interest cost	207	190
Prior Service cost	-	611
Benefits paid	(72)	(80)
Net actuarial gain	(2,276)	(389)

Accumulated benefit obligation at end of year	$4,893	$7,016

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2022	2021

Fair Value of plan assets at beginning of year	$63,066	$56,237
Actual (loss) gain on plan assets	(8,532)	8,952
Benefit payments and actual expenses	(1,861)	(2,123)
Fair value of plan assets at end of year	52,673	63,066

Funded status at end of year	$29,631	$32,161

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive income consist of the following as of:

(dollars in thousands)	December 31,
	2022	2021
Net actuarial gain	$(5,760)	$(10,165)
Prior service cost (credit)	81	(232)

Total	$(5,679)	$(10,397)

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

(dollars in thousands)	December 31,
	2022	2021	2020
Service cost	$18	$75	$73
Interest cost	207	190	203
Expected return on plan assets	(1,332)	(1,163)	(1,183)
Amortization of net actuarial gain	(1,008)	(674)	(708)
Amortization of prior service (credit) cost	(313)	405	(196)
Net periodic benefit credit	(2,428)	(1,167)	(1,811)

Net loss (gain)	3,397	(3,469)	(1,295)
Amortization of prior service credit (cost)	313	(405)	196
Prior service cost	-	611	-
Amortization of net gain	1,008	674	708
Total amount recognized in other comprehensive loss	4,718	(2,589)	(391)

Total amount recognized in net periodic benefit cost and other comprehensive loss	$2,290	$(3,756)	$(2,202)

Estimated Future Benefit Payments
Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)
Year	Postretirement Benefits

2023	$112
2024	128
2025	151
2026	176
2027	191
2028 - 2032	1,454

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2022	2021	2020
Discount rate	5.44%	2.96%	2.65%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2022	2021	2020
Discount rate	2.96%	2.65%	3.56%
Expected long-term rate of return on assets	5.25	5.25	6.00